Acquisitions and Other Transactions (Pro Forma Financial Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Basic	383,327	415,210	430,839
Diluted	394,454	420,236	438,785
Agila Specialties
Business Acquisition [Line Items]
Total revenues	$ 7,109	$ 7,036
Net earnings attributable to Mylan Inc. common shareholders	$ 443	$ 530
Basic (in USD per share)	$ 1.16	$ 1.28
Diluted (in USD per share)	$ 1.12	$ 1.26